1997   ANNUAL   REPORT

IDS
Mutual
(prospectus enclosed)

SCALE ART

The goal of IDS Mutual, a part of IDS Investment Series, Inc., is to provide a balance of growth of capital and current income. The Fund divides its investments between common stocks and senior securities (bonds and preferred stocks).

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

            Distributed by American Express Financial Advisors Inc.

                (R) [AMERICAN EXPRESS FINANCIAL ADVISORS LOGO]

[SCALE]

A BENEFICIAL BALANCE

A BALANCED PORTFOLIO IS ONE OF THE BUILDING BLOCKS OF INVESTMENT PLANNING. AND BALANCE IS WHAT IDS MUTUAL IS ALL ABOUT. THE FUND STARTS WITH A FOCUS ON STOCKS, MANY OF WHICH ARE PART OF THE WHO'S WHO OF CORPORATE AMERICA. TO HELP BALANCE THE FLUCTUATIONS INHERENT IN STOCKS, AS WELL AS PROVIDE GREATER INCOME TO INVESTORS, BONDS ARE ADDED TO THE PORTFOLIO. THE RESULT: A FUND THAT OFFERS INCOME ABOVE THAT OF A PURE STOCK FUND, WHILE STILL PROVIDING POTENTIAL FOR CAPITAL APPRECIATION.

                                  ----------------------------------------------
                                  CONTENTS
                                  ----------------------------------------------

                                  ----------------------------------------------
                                             1997 ANNUAL REPORT
                                  ----------------------------------------------
The purpose of                    From the chairman                       4
this annual                       From the portfolio managers             4
report is to tell                 The Portfolio's ten largest holdings    6
investors how                     Making the most of the Fund             7
the Fund performed.               The Fund's long-term performance        8
                                  Independent auditors' report (Fund)     9
                                  Financial statements (Fund)            10
                                  Notes to financial statements (Fund)   13
[BOOKS]                           Independent auditors' report
                                    (Portfolio)                          18
                                  Financial statements (Portfolio)       19
                                  Notes to financial statements
                                    (Portfolio)                          22
                                  Investments in securities              33
                                  IDS mutual funds                       41
                                  Federal income tax information         45

                                  ----------------------------------------------
                                  1997 PROSPECTUS
                                  ----------------------------------------------
                                  ----------------------------------------------
                                  THE FUND IN BRIEF                      3p
                                  ----------------------------------------------
                                  Goal                                   3p
                                  Investment policies and risks          3p
                                  Structure of the Fund                  4p
The                               Manager and distributor                4p
prospectus,                       Portfolio managers                     5p
which is                          Alternative purchase arrangements      5p
bound into
the middle                        ----------------------------------------------
of this                           SALES CHARGE AND FUND EXPENSES         6p
annual                            ----------------------------------------------
report,
describes                         ----------------------------------------------
the Fund in                       PERFORMANCE                            8p
detail.                           ----------------------------------------------
                                  Financial highlights                   8p
                                  Total returns                         10p

                                  ----------------------------------------------
                                  INVESTMENT POLICIES AND RISKS         12p
                                  ----------------------------------------------
                                  Facts about investments and their
                                    risks                               13p
                                  Valuing Fund shares                   16p

                                  ----------------------------------------------
                                  HOW TO PURCHASE, EXCHANGE OR REDEEM
                                  SHARES                                18p
                                  ----------------------------------------------
                                  Alternative purchase arrangements     18p
                                  How to purchase shares                20p
                                  How to exchange shares                23p
                                  How to redeem shares                  24p
                                  Reductions and waivers of the sales
                                    charge                              29p

                                  ----------------------------------------------
                                  SPECIAL SHAREHOLDER SERVICES          34p
                                  ----------------------------------------------
                                  Services                              34p
                                  Quick telephone reference             34p

                                  ----------------------------------------------
                                  DISTRIBUTIONS AND TAXES               35p
                                  ----------------------------------------------
                                  Dividend and capital gain
                                    distributions                       35p
                                  Reinvestments                         36p
                                  Taxes                                 36p
                                  How to determine the correct TIN      38p

                                  ----------------------------------------------
                                  HOW THE FUND AND PORTFOLIO ARE
                                    ORGANIZED                           39p
                                  ----------------------------------------------
                                  Shares                                39p
                                  Voting rights                         39p
                                  Shareholder meetings                  39p
                                  Special considerations regarding
                                    master/feeder structure             40p
                                  Board members and officers            41p
                                  Investment manager                    43p
                                  Administrator and transfer agent      43p
                                  Distributor                           44p

                                  ----------------------------------------------
                                  ABOUT AMERICAN EXPRESS FINANCIAL
                                    CORPORATION                         45p
                                  ----------------------------------------------
                                  General information                   45p

                                  ----------------------------------------------
                                  APPENDIX                              46p
                                  ----------------------------------------------
                                  Descriptions of derivative
                                    instruments                         46p

























              (This annual report is not part of the prospectus.)              3

      PHOTO

      William R. Pearce
      Chairman of the board

      PHOTO
      Thomas W. Medcalf
      Portfolio manager

      PHOTO
      Ed Labenski
      Portfolio manager

FROM THE CHAIRMAN

If you're an experienced investor, you know that the past few years have been unusually strong ones in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October when huge declines in certain Asian markets spawned a sharp drop in the U.S. stock market.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

I also want to point out that, on Dec. 1, 1997, Kurt Winters will become manager of the equity portion of the Fund. Please see the prospectus for information on his investment experience.

SIG
William R. Pearce

FROM THE PORTFOLIO MANAGERS

Stocks and bonds enjoyed a largely favorable environment during much of the past 12 months, leading to a productive period for IDS Mutual. For the Fund's fiscal year, October 1996 through September 1997, investors in Class A shares realized a total return of 24.9%. (This figure includes a capital gain that was paid to shareholders in December 1996 and reduced the Fund's net asset value by the same amount at that time).

The factors that have propelled the stock market in recent years -- low inflation, generally low long-term interest rates, solid economic growth and healthy corporate profits -- remained in place as the period began last fall. Stocks responded with a powerful rally that, aside from moderate dips last spring and again in August, continued throughout the 12 months.

Like stocks, bonds enjoyed a substantial run-up in the fall of 1996. But by late winter hints of a strengthening economy soon began fueling inflation fears, which in turn drove long-term interest rates up and bond prices down. The bond

 4            (This annual report is not part of the prospectus.)
 To our shareholders
market was subsequently reassured by tame inflation reports over the spring and summer, allowing long-term rates to come back down and bonds to recover much of their lost ground.

BANKS, INSURANCE TOP PERFORMERS

Consistent with their history, value stocks were less volatile than the broad stock market. Stocks of banks and insurance companies, a substantial exposure for the portfolio for some time, led the way during the 12 months. They were complemented by certain consumer stocks, including the drug, health care and food/beverage sectors, which also gave the Fund overall positive results.

As for changes to the stock side of the portfolio, we gradually moved more money into "defensive" issues such as utility stocks and real estate investment trusts to cushion the Fund's net asset value in the event of a stock market downturn. In addition, we allowed the cash position in the portfolio to rise to about
14% by period-end. This strategy paid off well during stocks' decline last August, when the Fund held up much better than the market as a whole.

We also employed a conservative strategy with the bond portion of the portfolio. This included shifting some money out of U.S. Treasury bonds, which are penalized most by rising interest rates, and keeping a neutral duration among the bond holdings, also to lessen the negative effect of an increase in interest rates.

Given the stock market's run-up in 1997, it's become increasingly difficult to find stocks that offer good investment value. Therefore, as of this writing (mid-October), we continue to hold an above-average cash level and maintain a conservative structure in the bond holdings.

SIG

Thomas W. Medcalf

SIG

Ed Labenski
 CLASS A
  12-MONTH PERFORMANCE

 (All figures per share)

 NET ASSET VALUE (NAV)
 ----------------------------
 Sept. 30, 1997                                                     $15.32
 ----------------------------
 Sept. 30, 1996                                                     $13.51
 ----------------------------
 Increase                                                           $ 1.81
 ----------------------------

 DISTRIBUTIONS
 Oct. 1, 1996 - Sept. 30, 1997
 ----------------------------
 From income                                                        $ 0.66
 ----------------------------
 From capital gains  $ 0.71
 ----------------------------
 Total distributions  $ 1.37
 ----------------------------

 Total return*                                                      +24.9% **
 ----------------------------

 CLASS B
  12-MONTH PERFORMANCE

 (All figures per share)

 NET ASSET VALUE (NAV)
 ----------------------------
 Sept. 30, 1997                                                     $15.25
 ----------------------------
 Sept. 30, 1996                                                     $13.47
 ----------------------------
 Increase                                                           $ 1.78
 ----------------------------

 DISTRIBUTIONS
 Oct. 1, 1996 - Sept. 30, 1997
 ----------------------------
 From income                                                        $ 0.56
 ----------------------------
 From capital gains  $ 0.71
 ----------------------------
 Total distributions  $ 1.27
 ----------------------------

 Total return*                                                      +23.9% **
 -------------------------

 CLASS Y
  12-MONTH PERFORMANCE

 (All figures per share)

 NET ASSET VALUE (NAV)
 ----------------------------
 Sept. 30, 1997                                                     $15.32
 ----------------------------
 Sept. 30, 1996                                                     $13.51
 ----------------------------
 Increase                                                           $ 1.81
 ----------------------------

 DISTRIBUTIONS
 Oct. 1, 1996 - Sept. 30, 1997
 ----------------------------
 From income                                                        $ 0.68
 ----------------------------
 From capital gains  $ 0.71
 ----------------------------
 Total distributions  $ 1.39
 ----------------------------

 Total return*                                                      +25.0% **
 -------------------------

 * The prospectus discusses the effect of sales charges, if any, on the various classes.

 ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

              (This annual report is not part of the prospectus.)              5

                         ------------------------------------
                         The Portfolio's ten largest holdings
                         ------------------------------------

                         -----------------------------------------------------------
                                                     PERCENT                  VALUE
                         -----------------------------------------------------------
                                  (of Portfolio's net assets) (as of Sept. 30, 1997)
                         Emerson Electric                1.01%            $48,981,250

                         British Petroleum ADR            .98             47,676,562

                         Amoco                            .94             45,778,125
[PIE CHART]
                         Dow Chemical                     .93             45,343,750
The ten
holdings                 SAFECO                           .93             45,050,000
listed here
make up                  Mobil                            .92             44,400,000
9.32% of
the Portfolio's          Bell South                       .91             43,937,500
net assets
                         Penney (JC)                      .90             43,687,500

                         Chevron                          .90             43,673,438

                         May Dept Stores                  .90             43,600,000

                         Excludes U.S. Treasury and government agency holdings.

 6            (This annual report is not part of the prospectus.)

                          Making the most of the Fund



                          BUILD YOUR ASSETS SYSTEMATICALLY

                          One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

                          Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

                          Dollar Cost Average Graph

How dollar-cost averaging works



Month           Amount          Per-share               Number of shares purchased
                invested        market price
Jan             $  100          $   20                  5.00 XXXXX
Feb                100              18                  5.56 XXXXXx
March              100              17                  5.88 XXXXXx
April              100              15                  6.67 XXXXXXx
May                100              16                  6.25 XXXXXXx
June               100              18                  5.56 XXXXXx
July               100              17                  5.88 XXXXXx
Aug                100              19                  5.26 XXXXXx
Sept               100              21                  4.76 XXXXx
Oct                100              20                  5.00 XXXXX

(footnotes to table)  By investing an equal number of dollars each month.....

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low.....

(arrow in table pointing to September) and fewer shares when the per share market price is high.

                          You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.





              (This annual report is not part of the prospectus.)              7

                          --------------------------------------------
                          The Fund's long-term performance
                          --------------------------------------------


                          THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

                         -your shares increase in value when the Fund's
                          investments do well

                         -you receive capital gains when the gains on
                          investments sold by the Fund exceed losses

                         -you receive income when the Fund's stock dividends,
                          interest and short-term gains exceed its expenses.

                          All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

                ----------------------------------------------
                   How your $10,000 has grown in IDS Mutual
                ----------------------------------------------

$40,000

                                                 S&P 500 STOCK INDEX
$30,000
                      Lipper Balanced
                           Ford Index
$20,000


$10,000
                                                                      $28,138
                                                                       Mutual
                                                                      Class A
 $9,500


'87   '88   '89    '90    '91    '92    '93     '94     '95     '96     '97


                          AVERAGE ANNUAL TOTAL RETURN
                          (as of Sept. 30, 1997)
                                                 Since
                                     1 year      inception     5 years     10 years
                          Class A    +18.63%          --%      +12.54%     +10.89%
                          Class B    +19.93%      +17.31%*         --%         --%
                          Class Y    +25.04%      +19.62%*         --%         --%

                          *inception date was March 20, 1995.

                          On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Balanced Fund Index. In comparing IDS Mutual (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

                          Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


Assumes: -Holding period from 10/01/87 to 9/30/97. -Returns do not reflect taxes payable on distributions.

-Reinvestment of all income and capital gain distributions for the Fund, with a value of $16,688. Also see "Performance" in the Fund's current prospectus.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as general measure of market performance.

Lipper Balanced Fund Index, published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

 8            (This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment No. 98 to Registration Statement No. 2-11328 filed on or about November 25, 1997, are incorporated herein by reference.

                          IDS mutual funds

                          GLOBAL/INTERNATIONAL FUNDS
                          Funds in this group seek capital growth and/or income
                          by investing primarily in foreign securities. Foreign
                          investments may be subject to currency fluctuations and
                          political and economic risks of the countries in which
                          the investments are made. They are high risk mutual
                          funds with a potential for high reward.
-------------------------------------------------------------------------------------
IDS EMERGING              Invests in a Portfolio comprised primarily    (icon of)
MARKETS FUND              of stocks of companies in developing              world
                          countries throughout the world that are            with
                          believed to offer growth potential. Seeks to  countries
                          provide long-term growth of capital.
-------------------------------------------------------------------------------------
IDS GLOBAL                Invests in a Portfolio comprised primarily    (icon of)
GROWTH FUND               of stocks of companies throughout the world       world
                          that are positioned to meet market needs in
                          a changing world economy. These companies
                          offer above-average potential for long-term
                          growth.
-------------------------------------------------------------------------------------
IDS INTERNATIONAL         Invests primarily in common stocks of         (icon of)
FUND                      foreign companies that offer potential for        three
                          superior growth. The Fund may invest up to        flags
                          20% of its assets in the U.S. market.
-------------------------------------------------------------------------------------
IDS GLOBAL                Invests in stocks and bonds in, for the most  (icon of)
BALANCED FUND             part, major markets throughout the world,      scale of
                          including the U.S. Seeks to provide a            globes
                          balance of growth of capital and current
                          income.
-------------------------------------------------------------------------------------
IDS GLOBAL                Invests in a Portfolio comprised primarily    (icon of)
BOND FUND                 of debt securities of U.S. and foreign            globe
                          issuers to seek high total return through
                          income and growth of capital.
-------------------------------------------------------------------------------------
                         GROWTH FUNDS
                          Funds in this group seek capital growth, primarily from
                          common stocks. They are high risk mutual funds with a
                          potential for high reward.
-------------------------------------------------------------------------------------
IDS PRECIOUS              Invests primarily in the securities of        (icon of)
METALS FUND               foreign or domestic companies that explore      cart of
                          for, mine and process or distribute gold and   precious
                          other precious metals. A highly aggressive         gems
                          and speculative fund that seeks long-term
                          growth of capital.
-------------------------------------------------------------------------------------
IDS DISCOVERY             Invests in small- and medium-size,            (icon of)
FUND                      growth-oriented companies emphasizing              ship
                          technological innovation and productivity
                          enhancement. Buys and holds larger growth-
                          oriented stocks.
-------------------------------------------------------------------------------------
IDS SMALL COMPANY         Invests in all or a representative group of   (icon of)
INDEX FUND                the equity securities comprising the S&P       building
                          SmallCap 600 Index, as it strives to provide
                          long-term capital appreciation.
-------------------------------------------------------------------------------------
IDS STRATEGY              Invests primarily in common stocks of         (icon of)
AGGRESSIVE FUND           companies that are selected for their             chess
                          potential for above-average growth.               piece
                          Above-average means that their growth
                          potential is better, in the opinion of the
                          investment manager, than the Standard &
                          Poor's Corporation (S&P) 500 Stock Index.
-------------------------------------------------------------------------------------
IDS RESEARCH              Invests in a Portfolio comprised primarily    (icon of)
OPPORTUNITIES FUND        of equity securities of companies included    magnifying
                          in the S&P 500 Index that are believed to         glass
                          have strong growth potential. The Portfolio
                          is managed using a research methodology by
                          the Research Department of AEFC. Goal is
                          long-term appreciation.

              (This annual report is not part of the prospectus.)             41

                          IDS mutual funds

-------------------------------------------------------------------------------------
IDS GROWTH                Invests in a Portfolio comprised primarily    (icon of)
FUND                      of companies that have above-average              trees
                          potential for long-term growth as a result
                          of new management, marketing opportunities
                          or technological superiority.
-------------------------------------------------------------------------------------
IDS NEW                   Invests in a Portfolio comprised primarily    (icon of)
DIMENSIONS FUNDS          of companies with significant growth          dimension
                          potential due to superiority in technology,
                          marketing or management. The Fund frequently
                          changes its industry mix.
-------------------------------------------------------------------------------------
IDS PROGRESSIVE           Invests primarily in undervalued common       (icon of)
FUND                      stocks. The Fund holds stocks for the long     shooting
                          term with the goal of capital growth.              star
-------------------------------------------------------------------------------------
                          GROWTH & INCOME FUNDS
-------------------------------------------------------------------------------------
                          These funds focus on securities of medium to large,
                          well-established companies that offer long-term growth
                          of capital and reasonable income from dividends and
                          interest. Foreign investments may be subject to
                          currency fluctuations and political and economic risks
                          of the countries in which the investments are made.
-------------------------------------------------------------------------------------
IDS EQUITY                Invests primarily in a combination of         (icon of)
SELECT FUND               moderate growth stocks, higher-yielding           three
                          equities and bonds. Seeks growth of capital        pine
                          and income.                                       trees
-------------------------------------------------------------------------------------
IDS BLUE CHIP             Invests in selected stocks from a major       (icon of)
ADVANTAGE FUND            market index. Securities purchased are those     ribbon
                          recommended by our research analysts as the
                          best from each industry represented on the
                          index. Offers potential for long-term growth
                          as well as dividend income.
-------------------------------------------------------------------------------------
IDS MANAGED               Invests in a Portfolio comprised primarily    (icon of)
ALLOCATION FUND           of U.S. equity securities, U.S. and foreign   gyroscope
                          debt securities, foreign equity securities
                          and money market instruments. The Fund
                          provides diversification among these major
                          investment categories and has a target mix
                          that represents the way the Fund's
                          investments will be allocated over the long
                          term. Seeks maximum total return.
-------------------------------------------------------------------------------------
IDS STOCK                 Invests in a Portfolio comprised primarily    (icon of)
FUND                      of common stock of companies representing      building
                          many sectors of the economy. Seeks current         with
                          income and growth of capital.                   columns
-------------------------------------------------------------------------------------
IDS EQUITY                Invests primarily is undervalued common       (icon of)
VALUE FUND                stocks that offer potential for growth of         three
                          capital and income.                             growing
                                                                          flowers
-------------------------------------------------------------------------------------
IDS UTILITIES             Invests primarily in the stocks of public     (icon of)
INCOME FUND               utility companies to seek high current            light
                          income and growth of income and capital with       bulb
                          reduced volatility.
-------------------------------------------------------------------------------------
IDS DIVERSIFIED           Invests in a Portfolio comprised primarily    (icon of)
EQUITY INCOME FUND        of high-yielding common stocks to seek high         two
                          current income and, secondarily, to benefit      puzzle
                          from the growth potential offered by stock       pieces
                          investments.
-------------------------------------------------------------------------------------
IDS MUTUAL                Invests in a Portfolio that seeks to balance  (icon of)
                          between common stocks and senior securities    scale of
                          (preferred stocks and bonds). Seeks a           justice
                          balance of growth of capital and current
                          income.

 42           (This annual report is not part of the prospectus.)

-------------------------------------------------------------------------------------
                          INCOME FUNDS
-------------------------------------------------------------------------------------
                          The funds in this group invest their assets primarily
                          in corporate bonds or government securities to seek
                          interest income. Secondary objective is capital growth.
                          Risk varies by bond quality.
-------------------------------------------------------------------------------------
IDS EXTRA                 Invests in a Portfolio comprised mainly of    (icon of)
INCOME FUND               long-term, high-yielding corporate            two coins
                          fixed-income securities in the lower rated,
                          higher risk bond categories to seek high
                          current income. Secondary objective is
                          capital growth.
-------------------------------------------------------------------------------------
IDS BOND                  Invests mainly in corporate bonds, at least   (icon of)
FUND                      50% in the higher rated, lower risk bond          Greek
                          categories, or the equivalent, and in            column
                          government bonds.
-------------------------------------------------------------------------------------
IDS SELECTIVE             Invests in a Portfolio comprised primarily    (icon of)
FUND                      of high-quality corporate bonds and other       skyline
                          highly rated debt instruments including
                          government securities and short-term
                          investments. Seeks current income and
                          preservation of capital.
-------------------------------------------------------------------------------------
IDS FEDERAL               Invests in a Portfolio comprised primarily    (icon of)
INCOME FUND               of securities issued or guaranteed as to the     shield
                          timely payment of principal and interest by        with
                          the U.S. government, its agencies and             eagle
                          instrumentalities. Seeks a high level of           head
                          current income and safety of principal
                          consistent with its type of investments.
-------------------------------------------------------------------------------------
                          TAX-EXEMPT INCOME FUNDS
-------------------------------------------------------------------------------------
                          These funds provide tax-free income by investing in
                          municipal bonds. The income is generally free from
                          federal income tax, but a portion of the income may be
                          subject to state and local taxes. Risk varies by bond
                          quality.
-------------------------------------------------------------------------------------
IDS TAX-EXEMPT            Invests mainly in bonds and notes of state    (icon of)
BOND FUND                 or local government units, with at least 75%     shield
                          in the four highest rated, lowest risk bond        with
                          categories.                                       Greek
                                                                           column
-------------------------------------------------------------------------------------
IDS INSURED               Invests primarily in municipal securities     (icon of)
TAX-EXEMPT FUND           that are insured as to the timely payment of     shield
                          principal and interest. The insurance         with star
                          feature minimizes credit risk of the Fund
                          but does not guarantee the market value of
                          the Fund's shares.
-------------------------------------------------------------------------------------
IDS STATE                 Invests primarily in high- and medium-grade   (icon of)
TAX-EXEMPT FUNDS          municipal securities to provide income to        shield
(CA, MA, MI, MN, NY, OH)  residents of each respective state that is    with U.S.
                          exempt from federal, state and local income    enclosed
                          taxes. (New York is the only state that is
                          exempt at the local level.)
-------------------------------------------------------------------------------------
IDS HIGH YIELD            Invests in a Portfolio comprised primarily    (icon of)
TAX-EXEMPT FUND           of medium- and lower-quality municipal bonds     shield
                          and notes. Lower-quality securities                with
                          generally involve greater risk of principal   basket of
                          and income.                                      apples
                                                                         enclosed
-------------------------------------------------------------------------------------
IDS INTERMEDIATE          Invests in mainly investment-grade bonds and  (icon of)
TAX-EXEMPT FUND           other debt securities with intermediate-term     shield
                          maturities issued by state and local          with tree
                          government units. Goal is to seek a high       enclosed
                          level of current income exempt from federal
                          taxes.

              (This annual report is not part of the prospectus.)             43

                          IDS mutual funds

-------------------------------------------------------------------------------------
                          MONEY MARKET FUNDS
-------------------------------------------------------------------------------------
                          These money market funds have three main goals:
                          conservation of capital, constant liquidity and the
                          highest possible current income consistent with these
                          objectives. An investment in these funds is neither
                          insured nor guaranteed by the U.S. government, and
                          there can be no assurance that these funds will be able
                          to maintain a stable net asset value of $1.00 per
                          share. Very limited risk.
-------------------------------------------------------------------------------------
IDS CASH                  Invests in such money market securities as    (icon of)
MANAGEMENT FUND           high quality commercial paper, bankers'           piggy
                          acceptances, certificates of deposit (CDs)         bank
                          and other bank securities.
-------------------------------------------------------------------------------------
IDS TAX-FREE              Invests primarily in short-term bonds and     (icon of)
MONEY FUND                notes issued by state and local governments      shield
                          to seek high current income exempt from            with
                          federal income taxes.                             piggy
                                                                             bank
                                                                         enclosed
-------------------------------------------------------------------------------------

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

 44           (This annual report is not part of the prospectus.)

                          Federal income tax information

                          IDS Mutual Fund



                          The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

                          CLASS A

                          INCOME DISTRIBUTION

                          taxable as dividend income, 27.52% qualifying for deduction by corporations.

                          Payable date                               Per share
                          Dec. 27, 1996                               $0.24112
                          March 27, 1997                               0.13793
                          June 27, 1997                                0.13297
                          Sept. 26, 1997                               0.15073
                          Total                                       $0.66275
                          CAPITAL GAIN DISTRIBUTION

                          taxable as long-term capital gain.

                          Payable date                               Per share
                          Dec. 27, 1996                               $0.71129
                          Total distributions                         $1.37404

                          The distribution of $0.95241 per share, payable Dec. 27, 1996, consisted of $0.11680 derived from net investment income, $0.12432 from net short-term capital gains (a total of $0.24112 taxable as dividend income) and $0.71129 from net long-term capital gains.

              (This annual report is not part of the prospectus.)             45

                          Federal income tax information

                          IDS Mutual Fund

                          CLASS B

                          INCOME DISTRIBUTION

                          taxable as dividend income, 27.52% qualifying for deduction by corporations.

                          Payable date                               Per share
                          Dec. 27, 1996                               $0.21657
                          March 27, 1997                               0.11409
                          June 27, 1997                                0.10777
                          Sept. 26, 1997                               0.12405
                          Total                                       $0.56248
                          CAPITAL GAIN DISTRIBUTION

                          taxable as long-term capital gain.

                          Payable date                               Per share
                          Dec. 27, 1996                               $0.71129
                          Total distributions                         $1.27377

                          The distributions of $0.92786 per share, payable Dec. 27, 1996, consisted of $0.09225 derived from net investment income, $0.12432 from net short-term capital gains (a total of $0.21657 taxable as dividend income) and $0.71129 from net long-term capital gains.

 46           (This annual report is not part of the prospectus.)

                          CLASS Y

                          INCOME DISTRIBUTION

                          taxable as dividend income, 27.52% qualifying for deduction by corporations.

                          Payable date                               Per share
                          Dec. 27, 1996                               $0.24706
                          March 27, 1997                               0.14374
                          June 27, 1997                                0.13706
                          Sept. 26, 1997                               0.15336
                          Total                                       $0.68122
                          CAPITAL GAIN DISTRIBUTION

                          taxable as long-term capital gain.

                          Payable date                               Per share
                          Dec. 27, 1996                               $0.71129
                          Total distributions                         $1.39251

                          The distribution of $0.95835 per share, payable Dec. 27, 1996, consisted of $0.12274 derived from net investment income, $0.12432 from net short-term capital gains (a total of $0.24706 taxable as dividend income) and $0.71129 from net long-term capital gains.

              (This annual report is not part of the prospectus.)             47

2
QUICK TELEPHONE REFERENCE

---------------------------------------------------------------------------------------
AMERICAN EXPRESS             Redemptions and exchanges,            National/Minnesota:
FINANCIAL ADVISORS           dividend payments or                         800-437-3133
TELEPHONE TRANSACTION        reinvestments and automatic
SERVICE                      payment arrangements                 Mpls./St. Paul area:
                                                                              671-3800

---------------------------------------------------------------------------------------
TTY SERVICE                  For the hearing impaired                     800-846-4852

---------------------------------------------------------------------------------------
AMERICAN EXPRESS             Automated account                            800-862-7919
FINANCIAL ADVISORS           information (TouchTone(R)
EASY ACCESS LINE             phones only),
                             including current fund
                             prices and
                             performance, account values
                             and recent account
                             transactions

IDS MUTUAL
IDS Tower 10
Minneapolis, MN 55440-0010    AMERICAN EXPRESS FINANCIAL ADVISORS LOGO

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
STATEMENT OF DIFFERENCES:

Difference                                Description

1)  The layout is different               1)  Some of the layout in the
    throughout the annual report.             annual report to
                                              shareholders is in two
                                              columns.

2)  Headings.                             2)  The headings in the
                                              annual report are
                                              placed in a blue strip
                                              at the top of the page.

3)  There are pictures, icons             3)  Each picture, icon and
    and graphs throughout the                 graph is described in
    annual report.                            parentheses.

4)  Footnotes for charts and              4)  The footnotes for each
    graphs are described at                   chart or graph are typed
    the left margin.                          below the description of
                                              the chart or graph.